Summary of Significant Accounting Policies - Intangible Assets - Additional Information (Details)	12 Months Ended
Dec. 31, 2019 CNY (¥)
Intangible assets
Intangible assets with indefinite useful lives	¥ 0
Minimum
Intangible assets
Estimated useful lives	1 year 4 months 24 days
Maximum
Intangible assets
Estimated useful lives	10 years